UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 45.7%
Aerospace & Defense – 1.4%
9,442	General Dynamics Corp.	$ 626,005
19,838	The Boeing Co.	1,465,433

		2,091,438

Beverages – 0.5%
18,464	The Coca-Cola Co.	687,599

Capital Markets – 1.5%
46,088	AllianceBernstein Holding LP	938,352
7,808	Ameriprise Financial, Inc.	517,826
38,338	Ares Capital Corp.	686,634

		2,142,812

Commercial Banks – 2.6%
26,721	HSBC Holdings PLC ADR	1,519,356
12,849	M&T Bank Corp.	1,319,464
27,499	U.S. Bancorp	910,217

		3,749,037

Commercial Services & Supplies – 0.6%
24,000	Waste Management, Inc.	873,120

Communications Equipment – 0.5%
32,750	Cisco Systems, Inc.	673,667

Computers & Peripherals – 0.6%
1,804	Apple, Inc.	821,379

Consumer Finance – 0.9%
75,060	SLM Corp.	1,267,763

Containers & Packaging – 0.6%
44,974	Sealed Air Corp.	841,913

Diversified Financial Services – 1.9%
57,754	JPMorgan Chase & Co.	2,717,326

Diversified Telecommunication Services – 2.1%
88,378	AT&T, Inc.	3,074,671

Electric Utilities – 2.7%
28,759	American Electric Power Co., Inc.	1,302,495
14,500	Duke Energy Corp.	996,730
3,017	Pinnacle West Capital Corp.	161,048
47,149	PPL Corp.	1,428,143

		3,888,416

Energy Equipment & Services – 0.7%
25,100	Halliburton Co.	1,021,068

Food & Staples Retailing – 0.7%
26,164	Walgreen Co.	1,045,513

Health Care Providers & Services – 0.9%
26,765	Aetna, Inc.	1,290,876

Household Products – 1.0%
19,253	The Procter & Gamble Co.	1,447,055

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 2.0%
133,913	General Electric Co.	$ 2,983,582

Insurance – 2.6%
7,152	Everest Re Group Ltd.	828,273
22,009	Prudential Financial, Inc.	1,273,881
12,728	The Travelers Cos., Inc.	998,639
17,222	Willis Group Holdings PLC	614,998

		3,715,791

Media – 1.0%
24,690	Viacom, Inc. Class B	1,490,041

Multi-Utilities – 0.9%
29,243	PG&E Corp.	1,246,922

Oil, Gas & Consumable Fuels – 11.0%
30,295	BP PLC ADR	1,348,733
29,233	El Paso Pipeline Partners LP	1,217,847
20,785	Enbridge Energy Partners LP	623,134
25,428	Energy Transfer Partners LP	1,194,862
27,734	ENI SpA ADR	1,384,759
24,115	Exxon Mobil Corp.	2,169,626
35,730	LinnCo LLC	1,425,627
23,971	MarkWest Energy Partners LP	1,323,679
6,099	Occidental Petroleum Corp.	538,359
13,535	ONEOK Partners LP	806,686
36,800	Plains All American Pipeline LP	1,939,360
21,088	Spectra Energy Partners LP	725,216
14,577	TC Pipelines LP	631,184
11,736	Williams Partners LP	595,485

		15,924,557

Pharmaceuticals – 4.0%
15,740	Eli Lilly & Co.	845,080
13,090	Johnson & Johnson	967,613
43,383	Merck & Co., Inc.	1,876,315
76,904	Pfizer, Inc.	2,097,941

		5,786,949

Real Estate Investment Trusts – 1.8%
6,252	AvalonBay Communities, Inc.	811,447
7,787	Digital Realty Trust, Inc.	528,815
4,136	Simon Property Group, Inc.	662,505
54,558	Two Harbors Investment Corp.	677,610

		2,680,377

Specialty Retail – 0.9%
36,209	Lowe’s Cos., Inc.	1,382,822

Thrifts & Mortgage Finance – 0.4%
48,050	New York Community Bancorp, Inc.	641,468

Tobacco – 1.1%
18,637	Philip Morris International, Inc.	1,643,038

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services – 0.8%
43,526	Vodafone Group PLC ADR	$ 1,189,130

TOTAL COMMON STOCKS		$ 66,318,330

Shares	Rate	Value
Preferred Stocks – 3.5%
Consumer Finance – 1.5%
Capital One Financial Corp.
45,000	6.000%	$ 1,129,950
CoBank ACB(a)(b)
10,000	6.250	1,064,375

		2,194,325

Real Estate Investment Trusts – 2.0%
PS Business Parks, Inc.
22,777	6.450	594,024
Public Storage
45,863	5.750	1,180,055
Vornado Realty Trust
45,814	6.625	1,163,676

		2,937,755

TOTAL PREFERRED STOCKS		$ 5,132,080

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 45.5%
Banks – 3.1%
BNP Paribas SA(a)(b)(c)
$1,000,000	5.186%	06/29/49	$ 955,000
Citigroup, Inc.(a)(c)
1,000,000	5.900	12/29/49	1,007,500
Merrill Lynch & Co., Inc.(c)
1,000,000	7.750	05/14/38	1,311,224
UBS AG
1,100,000	7.625	08/17/22	1,199,537

			4,473,261

Building Materials(b)(c) – 0.9%
HD Supply, Inc.
1,300,000	7.500	07/15/20	1,285,375

Chemicals(c) – 1.6%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
1,000,000	8.875	02/01/18	1,015,000
PQ Corp.(b)
1,200,000	8.750	05/01/18	1,266,000

			2,281,000

Consumer Cyclical Services - Business(c) – 2.9%
CoreLogic, Inc.
1,200,000	7.250	06/01/21	1,311,000
First Data Corp.(b)
1,500,000	8.250	01/15/21	1,537,500
Iron Mountain, Inc.
500,000	5.750	08/15/24	507,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Business(c) – (continued)
Sabre Holdings Corp.
$795,000	8.350%	03/15/16	$ 858,600

			4,214,600

Consumer Cyclical Services - Rental Equipment(c) – 1.2%
Algeco Scotsman Global Finance PLC(b)
400,000	8.500	10/15/18	427,966
HDTFS, Inc.(b)
650,000	6.250	10/15/22	703,625
United Rentals North America, Inc.
500,000	8.375	09/15/20	548,750

			1,680,341

Consumer Products(b)(c) – 0.8%
Alphabet Holding Co., Inc.(d)
1,000,000	7.750	11/01/17	1,032,500
Spectrum Brands Escrow Corp.
150,000	6.625	11/15/22	162,000

			1,194,500

Consumer Products - Industrial(b)(c) – 1.1%
ADS Waste Holdings, Inc.
1,500,000	8.250	10/01/20	1,595,625

Electric(c) – 2.2%
Calpine Corp.(b)
725,000	7.500	02/15/21	784,812
DPL, Inc.
1,200,000	7.250	10/15/21	1,293,000
Puget Sound Energy, Inc.(a)
50,000	6.974	06/01/67	52,813
The AES Corp.
900,000	8.000	06/01/20	1,035,000

			3,165,625

Energy(c) – 3.1%
BG Energy Capital PLC(a)
725,000	6.500	11/30/72	780,197
Halcon Resources Corp.(b)
500,000	8.875	05/15/21	533,750
Linn Energy LLC/Linn Energy Finance Corp.
1,000,000	7.750	02/01/21	1,070,000
Nexen, Inc.
5,000	6.400	05/15/37	6,339
50,000	7.500	07/30/39	71,635
Peabody Energy Corp.
1,000,000	4.750	12/15/41	958,366
Plains Exploration & Production Co.
50,000	6.125	06/15/19	55,000
Vanguard Natural Resourses LLC/VNR Finance Corp.
1,000,000	7.875	04/01/20	1,052,500

			4,527,787

Financial Co. - Non Captive(a)(c) – 0.1%
GE Capital Trust I
74,000	6.375	11/15/67	77,885

Food & Beverage(b)(c) – 1.8%
Bumble Bee Acquisition Corp.
730,000	9.000	12/15/17	803,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage(b)(c) – (continued)
Chiquita Brands International, Inc./LLC
$500,000	7.875%	02/01/21	$ 503,125
US Foods, Inc.
1,250,000	8.500	06/30/19	1,300,000

			2,606,125

Gaming(c) – 2.0%
Caesars Operating Escrow LLC/Caesars Escrow Corp.(b)
1,150,000	9.000	02/15/20	1,173,000
CyrusOne LP/CyrusOne Finance Corp.(b)
600,000	6.375	11/15/22	639,000
Graton Economic Development Authority(b)
50,000	9.625	09/01/19	54,875
Pinnacle Entertainment, Inc.
1,000,000	7.750	04/01/22	1,070,000

			2,936,875

Health Care(c) – 1.1%
American Renal Associates Holdings Inc.(d)
1,052,500	9.750	03/01/16	1,110,388
HCA, Inc.
500,000	5.875	03/15/22	545,000

			1,655,388

Health Care - Medical Products(c) – 1.9%
Community Health Systems, Inc.
1,100,000	7.125	07/15/20	1,188,000
DJO Finance LLC/DJO Finance Corp.(b)
1,500,000	9.875	04/15/18	1,605,000

			2,793,000

Health Care - Pharmaceuticals(b)(c) – 0.7%
Valeant Pharmaceuticals International
1,000,000	7.250	07/15/22	1,090,000

Health Care - Services(c) – 0.9%
MPT Operating Partnership LP/MPT Finance Corp.
1,250,000	6.375	02/15/22	1,340,625

Life Insurance – 1.6%
American General Capital II
1,000,000	8.500	07/01/30	1,300,000
MetLife Capital Trust X(b)(c)
750,000	9.250	04/08/38	1,031,250

			2,331,250

Media - Cable(c) – 1.9%
Cablevision Systems Corp.
1,250,000	8.000	04/15/20	1,418,750
DISH DBS Corp.
1,200,000	6.750	06/01/21	1,342,500

			2,761,250

Media - Non Cable(b)(c) – 0.9%
Griffey Intermediate, Inc./Griffey Finance Sub LLC
1,250,000	7.000	10/15/20	1,287,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining(c) – 0.7%
ArcelorMittal
$950,000	6.250%	02/25/22	$ 1,044,794

Packaging(c) – 2.0%
Ardagh Packaging Finance PLC(b)
1,000,000	9.125	10/15/20	1,097,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.(b)
400,000	7.000	11/15/20	403,000
Reynolds Group Issuer, Inc.
200,000	5.750	10/15/20	204,750
1,200,000	8.250	02/15/21	1,254,000

			2,959,250

Paper(c) – 1.3%
Sappi Papier Holding GmbH(b)
550,000	8.375	06/15/19	618,750
Weyerhaeuser Co.
1,000,000	7.375	03/15/32	1,218,086

			1,836,836

Pipelines – 1.7%
El Paso Natural Gas Co.
75,000	7.500	11/15/26	102,255
Enterprise Products Operating LLC(a)(c)
100,000	8.375	08/01/66	114,625
1,000,000	7.000	06/01/67	1,075,000
Tennessee Gas Pipeline Co.
50,000	7.500	04/01/17	61,246
TransCanada PipeLines Ltd.(a)(c)
1,100,000	6.350	05/15/67	1,166,000

			2,519,126

Property/Casualty Insurance(c) – 1.5%
Hub International Ltd.(b)
350,000	8.125	10/15/18	363,125
QBE Capital Funding III Ltd.(a)(b)
1,400,000	7.250	05/24/41	1,449,000
QBE Insurance Group Ltd.(a)(b)
225,000	5.647	07/01/23	223,800
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	98,380

			2,134,305

Retailers(c) – 0.4%
Burlington Coat Factory Warehouse Corp.
600,000	10.000	02/15/19	651,000

Retailers - Food & Drug(c) – 0.9%
Rite Aid Corp.
1,200,000	9.250	03/15/20	1,335,000

Technology - Hardware – 0.3%
Alcatel-Lucent USA, Inc.
500,000	6.450	03/15/29	391,250

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software(c) – 0.8%
Infor (US), Inc.
$1,000,000	9.375%	04/01/19	$ 1,132,500

Transportation(c)(d) – 0.2%
Florida East Coast Holdings Corp.
250,000	10.500	08/01/17	257,500

Wireless Telecommunications(c) – 3.2%
Digicel Group Ltd.(b)
250,000	8.250	09/30/20	277,500
Digicel Ltd.(b)
750,000	7.000	02/15/20	810,000
Intelsat Luxembourg SA(d)
1,500,000	11.500	02/04/17	1,590,000
Sprint Capital Corp.
600,000	8.750	03/15/32	709,500
Sprint Nextel Corp.
700,000	6.000	11/15/22	703,500
Wind Acquisition Finance SA(b)
500,000	11.750	07/15/17	538,750

			4,629,250

Wirelines Telecommunications(c) – 2.7%
Frontier Communications Corp.
1,000,000	8.125	10/01/18	1,150,000
Level 3 Financing, Inc.
1,000,000	8.125	07/01/19	1,092,500
Windstream Corp.
1,150,000	7.750	10/15/20	1,253,500
400,000	6.375 (b)	08/01/23	404,000

			3,900,000

TOTAL CORPORATE OBLIGATIONS			$ 66,088,823

Mortgage-Backed Obligations – 0.8%
Collateralized Mortgage Obligations – 0.8%
Adjustable Rate Non-Agency(a) – 0.8%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$206,881	0.504%	08/25/35	$ 149,263
Countrywide Alternative Loan Trust Series 2005-38, Class A3
231,932	0.554	09/25/35	184,673
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
16,423	2.932	11/20/34	15,481
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
240,235	0.464	01/25/36	202,944
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
453,146	0.394	07/25/47	294,764
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
232,432	2.706	06/25/34	239,412
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
127,607	2.755	08/25/33	132,351

			1,218,888

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(e) – 0.0%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
$2,618	5.500%	06/25/33	$ 60
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
13,046	5.250	07/25/33	775
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
45,733	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
58,539	0.605	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
58,603	0.123	08/25/33	314
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
19,001	0.320	07/25/33	41

			1,190

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 1,220,078

Asset-Backed Securities – 0.2%
Home Equity – 0.1%
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
$35,017	0.466%	06/15/29	$ 32,643
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(a)
112,027	0.486	02/15/34	77,698
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
33,022	7.000	09/25/37	30,908
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
46,679	7.000	09/25/37	43,825

			185,074

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
71,041	8.330	04/01/30	74,165

TOTAL ASSET-BACKED SECURITIES			$ 259,239

Senior Term Loans(f) – 1.5%
Health Care – 0.7%
Multiplan, Inc.
$919,643	4.750%	08/26/17	$ 924,526

Health Care - Services – 0.1%
U.S. Renal Care, Inc.
191,000	10.250	01/03/20	194,104

Wireless Telecommunications – 0.7%
Alcatel-Lucent
1,000,000	7.250	01/30/19	1,009,750

TOTAL SENIOR TERM LOANS			$ 2,128,380

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Investment Company(g) – 1.6%
Other Diversifier – 1.6%
316,563	Goldman Sachs High Yield Fund	$ 2,333,067

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 1.3%
Repurchase Agreement – 1.3%
Joint Repurchase Agreement Account II
$1,900,000	0.160%	02/01/13	$ 1,900,000

TOTAL INVESTMENTS – 100.1%			$ 145,379,997

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(145,333)

NET ASSETS – 100.0%			$ 145,234,664

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $27,020,703, which represents approximately 18.6% of net assets as of January 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at January 31, 2013. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Represents an affiliated issuer.

(h)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(3)	March 2013	$(469,594)	$(661)
2 Year U.S. Treasury Notes	33	March 2013	7,273,922	2,524
5 Year U.S. Treasury Notes	(6)	March 2013	(742,406)	(573)
10 Year U.S. Treasury Notes	(24)	March 2013	(3,150,750)	(2,665)
30 Year U.S. Treasury Bonds	(29)	March 2013	(4,160,594)	(4,579)

TOTAL				$(5,954)

SWAP CONTRACTS — At January 31, 2013, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index Series 16	$200	(1.000)%	06/20/14	0.229%	$(1,016)	$(1,374)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index Series 16	1,700	(1.000)	06/20/14	0.229	(9,663)	(10,652)
Morgan Stanley & Co.	CDX North America Investment Grade Index Series 16	400	(1.000)	06/20/14	0.229	(1,894)	(2,886)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index Series 16	700	1.000	06/20/16	0.594	676	9,666
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index Series 16	800	1.000	06/20/16	0.594	738	11,081

TOTAL						$(11,159)	$5,835

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$133,889,707

Gross unrealized gain	12,075,393
Gross unrealized loss	(585,103)

Net unrealized security gain	$11,490,290

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 93.9%
Capital Markets – 4.2%
168,800	Franklin Resources, Inc.	$ 23,105,344
223,535	T. Rowe Price Group, Inc.	15,971,576

		39,076,920

Chemicals – 13.5%
279,900	Ecolab, Inc.	20,264,760
259,200	Monsanto Co.	26,269,920
165,000	Praxair, Inc.	18,211,050
400,800	Rentech Nitrogen Partners LP	19,350,624
124,090	The Sherwin-Williams Co.	20,119,953
341,200	The Valspar Corp.	22,614,736

		126,831,043

Commercial Services & Supplies – 1.3%
271,100	Mine Safety Appliances Co.	12,530,242

Communications Equipment – 1.9%
394,200	Harris Corp.	18,212,040

Electrical Equipment – 2.6%
208,800	Roper Industries, Inc.	24,523,560

Food Products – 5.6%
177,300	Hormel Foods Corp.	6,136,353
344,000	McCormick & Co., Inc.	21,448,400
354,475	Nestle SA ADR	24,926,682

		52,511,435

Health Care Providers & Services – 2.9%
625,700	Cardinal Health, Inc.	27,411,917

Hotels, Restaurants & Leisure – 1.9%
191,100	McDonald’s Corp.	18,209,919

Household Products – 2.7%
432,500	Church & Dwight Co., Inc.	24,994,175

Industrial Conglomerates – 1.4%
219,985	Danaher Corp.	13,183,701

Insurance – 2.8%
691,300	HCC Insurance Holdings, Inc.	26,739,484

IT Services – 5.6%
389,600	Automatic Data Processing, Inc.	23,099,384
143,400	International Business Machines Corp.	29,120,238

		52,219,622

Leisure Equipment & Products – 3.0%
322,100	Polaris Industries, Inc.	28,051,689

Machinery – 2.3%
234,800	Parker Hannifin Corp.	21,829,356

Metals & Mining – 1.1%
141,200	Royal Gold, Inc.	10,543,404

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – 1.1%
186,300	Family Dollar Stores, Inc.	$ 10,563,210

Oil, Gas & Consumable Fuels – 20.2%
344,100	El Paso Pipeline Partners LP	14,335,206
263,400	Energy Transfer Equity LP	13,317,504
242,500	Enterprise Products Partners LP	13,742,475
206,500	EOG Resources, Inc.	25,808,370
155,925	Genesis Energy LP	6,282,218
549,200	Linn Energy LLC	21,358,388
412,200	Magellan Midstream Partners LP	20,861,442
231,400	MarkWest Energy Partners LP	12,777,908
140,200	ONEOK Partners LP	8,355,920
402,800	Plains All American Pipeline LP	21,227,560
192,500	Sunoco Logistics Partners LP	11,677,050
195,900	Western Gas Partners LP	10,298,463
193,600	Williams Partners LP	9,823,264

		189,865,768

Pharmaceuticals – 3.9%
148,500	Novo Nordisk A/S ADR	27,375,975
232,200	Teva Pharmaceutical Industries Ltd. ADR	8,821,278

		36,197,253

Road & Rail – 2.7%
262,600	Canadian National Railway Co.	25,120,316
3,300	Norfolk Southern Corp.	227,271

		25,347,587

Software – 2.4%
245,020	FactSet Research Systems, Inc.	22,669,250

Specialty Retail – 3.7%
148,500	Ross Stores, Inc.	8,865,450
575,600	TJX Cos., Inc.	26,005,608

		34,871,058

Textiles, Apparel & Luxury Goods – 2.9%
182,700	VF Corp.	26,962,866

Trading Companies & Distributors – 2.5%
106,575	W.W. Grainger, Inc.	23,214,167

Wireless Telecommunication Services – 1.7%
591,000	Vodafone Group PLC ADR	16,146,120

TOTAL COMMON STOCKS		$882,705,786

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 6.4%
Repurchase Agreement – 6.4%
Joint Repurchase Agreement Account II
$60,600,000	0.160%	02/01/13	$ 60,600,000

TOTAL INVESTMENTS – 100.3%			$943,305,786

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(2,964,146)

NET ASSETS – 100.0%			$940,341,640

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$849,940,236

Gross unrealized gain	99,098,161
Gross unrealized loss	(5,732,611)

Net unrealized security gain	$93,365,550

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). Investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Investment Company — Investments in investment companies (other than those that are exchange-traded) are valued at the NAV on the valuation date and are classified as Level 1 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs, ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2013:

INCOME BUILDER
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock	$66,318,330	$—	$—
Preferred Stock	—	5,132,080	—
Fixed Income
Corporate Obligations	—	66,088,823	—
Mortgage-Backed Obligations	—	1,220,078	—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME BUILDER (continued)
Investment Type	Level 1	Level 2	Level 3
Fixed Income (continued)
Asset-Backed Securities	$—	$259,239	$—
Senior Term Loans	—	2,128,380	—
Investment Company	2,333,067	—	—
Short-term Investments	—	1,900,000	—
Total	$68,651,397	$76,728,600	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$2,524	$—	$—
Credit Default Swap Contracts	—	20,747	—
Total	$2,524	$20,747	$—

Liabilities(a)
Futures Contracts	$(8,478)	$—	$—
Credit Default Swap Contracts	—	(14,912)	—
Total	$(8,478)	$(14,912)	$—

RISING DIVIDEND GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks	$882,705,786	$—	$—
Short-term Investments	—	60,600,000	—
Total	$882,705,786	$60,600,000	$—

(a)	Amount shown represents unrealized gain/loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Income Builder	$1,900,000	$1,900,008	$1,945,015
Rising Dividend Growth	60,600,000	60,600,269	62,035,754

REPURCHASE AGREEMENTS — At January 31, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

		Income Builder	Rising Dividend Growth
BNP Paribas Securities Co.	0.160%	$560,637	$17,881,381
Credit Suisse Securities LLC	0.130	205,567	6,556,506
Deutsche Bank Securities, Inc.	0.170	432,999	13,810,387
JPMorgan Securities LLC	0.170	186,879	5,960,460
UBS Securities LLC	0.150	46,720	1,490,115
Wells Fargo Securities LLC	0.160	467,198	14,901,151
TOTAL		$1,900,000	$60,600,000

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 8.000%	12/01/13 to 01/01/43
Federal National Mortgage Association	2.500 to 4.500	06/01/22 to 01/01/43
Government National Mortgage Association	2.500 to 6.500	01/20/28 to 01/20/43
U.S. Treasury Notes	1.375 to 3.250	02/15/13 to 03/31/17

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Master Limited Partnership Risk — Investments in securities of Master Limited Partnerships (“MLPs”) involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Rising Dividend Growth Fund ermitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Rising Dividend Growth Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date March 20, 2013

*	Print the name and title of each signing officer under his or her signature.